Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee benefit expenses
Wages and salaries	¥ 533,505	¥ 388,238	¥ 280,786
Contributions to defined contribution plans	64,118	52,898	44,884
Employee benefit expenses	¥ 597,623	¥ 441,136	¥ 325,670